Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Use of estimates
Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Foreign currency matters
Foreign currency matters

The financial statements of the Company’s foreign operating subsidiaries are translated in accordance with guidance in ASC 830 Foreign Currency Matters. Except for the Company’s Venezuelan and Argentinian operations, the functional currencies of the Company’s foreign operating subsidiaries are the local currencies of the countries in which they conduct their operations. Therefore, assets and liabilities are translated into US dollars at the balance sheet date exchange rates, and revenues, expenses and cash flow are translated at average rates prevailing during the periods. Translation adjustments are included in the “Accumulated other comprehensive loss” component of shareholders’ equity. The Company includes foreign currency exchange results related to monetary assets and liabilities transactions, including intercompany transactions, denominated in currencies other than its functional currencies in its statements of income.

Since January 1, 2010 and July 1, 2018, Venezuela and Argentina, respectively, have been considered to be highly inflationary, and as such, the financial statements of these subsidiaries are remeasured as if their functional currency was the reporting currency of the immediate parent company (US dollars). As a result, remeasurement gains and losses are recognized in earnings rather than in the cumulative translation adjustment.

In addition, in these territories, there are foreign currency restrictions. Since 2019, Argentina adopted several measures including, among others: (i) taxes to increase the official exchange rate for certain services and goods, (ii) approvals required from the Central Bank of Argentina to access foreign currency to settle imports of goods or services or to pay dividends or principal and interest on financial payables to foreign parties. Since 2024 and continuing through 2025, deregulations were implemented including, among others: payment deadlines of imports of goods may be paid when nationalized while services may be paid once accrued, instruments available for the payment of past-due dividends and free access to foreign currency for future dividend payments.

Venezuela’s currency restrictions have been in place for several years under different foreign exchange regulations. Although in 2019, the Central Bank of Venezuela loosened those restrictions by permitting financial institution to participate as intermediaries in foreign currency operations, the Company’s ability to immediately access cash through repatriations continues to be limited. Additionally, the Venezuelan market is subject to price controls. Its government issued a regulation establishing a maximum profit margin for companies and maximum prices for certain goods and services. However, the Company was able to increase prices during the fiscal year ended December 31, 2025.

Cash and cash equivalents	Cash and cash equivalents The Company considers all highly liquid investments with an original maturity of three months or less, from the date of its acquisition, to be cash equivalents.
Short-term investments
Short-term investments

As of December 31, 2025, Short-term investments consist of time deposits, available for sale and held to maturity securities with a maturity of more than three months at the time of acquisition. As of December 31, 2024, Short-term investments consist of available for sale securities with a maturity of more than three months at the time of acquisition.

Time deposits and held to maturity securities are measured at cost plus accrued interest and charges are recognized immediately in earnings, within “Net interest expense and other financing results”.

Available for sale securities are measured at fair value and changes are reported through other comprehensive income (loss).

Revenue recognition
Revenue recognition

The Company’s revenues consist of sales by Company-operated restaurants and revenues from restaurants operated by franchisees. Sales by Company-operated restaurants are recognized at the point of sale. The Company presents sales net of sales tax and other sales-related taxes. Revenues from restaurants operated by franchisees include rental income, initial franchise fees and royalty income. Rental income is measured on a monthly basis based on the greater of a fixed rent, computed on a straight-line basis, or a certain percentage of gross sales reported by franchisees. Initial franchise fees represent the difference between the amount the Company collects from the franchisee and the amount the Company pays to McDonald’s Corporation upon the opening of a new restaurant. Royalty income represents the difference, if any, between the royalty the Company collects from the franchisee and the royalty the Company pays to McDonald’s Corporation. Royalty income is recognized in the period earned.

Since 2023, the Company has offered a loyalty program in which customers in certain territories are awarded loyalty points when purchases at Company-operated and franchised restaurants are completed. Loyalty points can be redeemed for free products.

The Company defers revenue associated with the estimated selling price of points earned towards free products as each point is earned and a corresponding liability is established in deferred revenue. This deferral is based on the estimated value of the product for which the reward is expected to be redeemed, net of estimated unredeemed points. Loyalty points expire six months after issuance.

When a customer redeems an earned reward, the Company recognizes revenue for the redeemed product and reduces the related deferred revenue.

Accounts and notes receivable and allowance for doubtful accounts and Other receivables
Accounts and notes receivable and allowance for doubtful accounts

Accounts receivable primarily consist of royalty and rent receivables due from franchisees, debit, credit and delivery vendor receivables. Accounts receivable are initially recognized at fair value and do not bear interest. Notes receivable relates to interest-bearing financing granted to certain franchisees in connection with the acquisition of equipment and third-party suppliers. The Company maintains an allowance for doubtful accounts in an amount that it considers sufficient to cover the expected credit losses. In judging the adequacy of the allowance for doubtful accounts, the Company follows ASC 326 “Financial Instruments - Credit Losses” considering remote risks of loss by analyzing multiple factors such as historical bad debt experience, the aging of the receivables, the current economic environment and future economic conditions.

Other receivables

Other receivables are reported at the amount expected to be collected.

Inventories	Inventories Inventories are stated at the lower of cost or market, with cost being determined on a first-in, first-out basis.
Property and equipment, net
Property and equipment, net
Property and equipment are stated at cost, net of accumulated depreciation. Property costs include costs of land and building for both Company-operated and franchised restaurants while equipment costs primarily relate to Company-operated restaurants. Cost of property and equipment acquired from McDonald’s Corporation (as part of the acquisition of LatAm business) was determined based on its estimated fair market value at the acquisition date, then partially reduced by the allocation of the negative goodwill that resulted from the purchase price allocation. Cost of property and equipment acquired or constructed after the acquisition of the LatAm business in connection with the Company’s restaurant reimaging and extension program is comprised of acquisition and construction costs and capitalized internal costs. Capitalized internal costs include payroll expenses related to employees fully dedicated to restaurant construction projects and related travel expenses. Capitalized payroll costs are allocated to each new restaurant location based on the actual time spent on each project. The Company commences capitalizing costs related to construction projects when it becomes probable that the project will be developed, when the site has been identified and the related profitability assessment has been approved. Maintenance and repairs are expensed as incurred. Accumulated depreciation is calculated using the straight-line method over the following estimated useful lives: buildings – up to 40 years; leasehold improvements – the lesser of useful lives of assets or lease terms which generally include renewal options; and equipment 3 to 10 years.
Intangible assets, net
Intangible assets, net

Intangible assets include computer software costs, initial franchise fees, reacquired rights under franchise agreements and letter of credit fees.

The Company follows the provisions of ASC 350-40-30 within ASC 350 Intangibles, Subtopic 40 Internal Use Software which requires the capitalization of costs incurred in connection with developing or obtaining software for internal use. These costs are amortized over a period of three years on a straight-line basis.

The Company is required to pay to McDonald’s Corporation an initial franchise fee upon opening of a new restaurant. The initial franchise fee related to Company-operated restaurants is capitalized as an intangible asset and amortized on a straight-line basis over the term of the franchise. As a consequence of the entry into the MFAs, the Company is required to pay to McDonald’s Corporation a franchise fee in respect of each Company-operated restaurant in operation as of January 1, 2025, which as of December 31, 2025 amounts to $67,592. The related liability is included within Accrued payroll and other liabilities, non-current portion, and is payable in two equal installments on August 1, 2027, and August 1, 2037.

A reacquired franchise right is recognized as an intangible asset as part of the business combination in the acquisition of franchised restaurants apart from goodwill with an assigned amortizable life limited to the remaining contractual term (i.e., not including any renewal periods). The value assigned to the reacquired franchise right excludes any amounts recognized as a settlement gain or loss and is limited to the value associated with the remaining contractual term and operating conditions for the acquired restaurants. The reacquired franchise right is measured using a valuation technique that considers the restaurant's cash flows after payment of an at-market royalty rate to the Company. The cash flows are projected for the remaining contractual term, regardless of whether market participants would consider potential contractual renewals in determining its fair value.

Impairment and disposal of long-lived assets
Impairment and disposal of long-lived assets

In accordance with the guidance within ASC 360-10-35, the Company reviews long-lived assets (including property and equipment, intangible assets with definite useful lives and lease right of use asset) for impairment indicators whenever events or changes in circumstances indicate the carrying value of the asset may not be recoverable. For purposes of reviewing assets for potential impairment, assets are grouped at a country level for each of the operating markets. The Company manages its restaurants as a group or portfolio with significant common costs and promotional activities; as such, each restaurant’s cash flows are not largely independent of the cash flows of others in a market. If an indicator of impairment exists for any grouping of assets, an estimate of undiscounted future cash flows produced by each individual restaurant within the asset grouping is compared to its carrying value. If an individual restaurant is determined to be impaired, the loss is measured by the excess of the carrying amount of the restaurant over its fair value considering its highest and best use, as determined by an estimate of discounted future cash flows or its market value.

Goodwill
Goodwill

Goodwill represents the excess of cost over the estimated fair market value of net tangible assets and identifiable intangible assets acquired. In accordance with the guidance within ASC 350 Intangibles-Goodwill and Other, goodwill is stated at cost and reviewed for impairment on an annual basis during the fourth quarter, or when an impairment indicator exists. The impairment test compares the fair value of each reporting unit, generally based on discounted future cash flows, with its carrying amount including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss is measured as the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill.

During the fiscal years 2025, 2024 and 2023 the Company has not recorded any impairment charges for Goodwill.

In assessing the recoverability of the long-lived assets and goodwill, the Company considers changes in economic conditions and makes assumptions regarding estimated future cash flows and other factors. Estimates of future cash flows are highly subjective judgments based on the Company’s experience and knowledge of its operations. These estimates can be significantly impacted by many factors including changes in global and local business and economic conditions, operating costs, inflation, competition, and consumer and demographic trends.

Advertising costs
Advertising costs
Advertising costs are expensed as incurred. Advertising expenses related to Company-operated restaurants were $174,107, $184,145 and $175,043 in 2025, 2024 and 2023, respectively. Advertising expenses related to franchised operations do not affect the Company’s expenses since these are recovered from franchisees. Advertising expenses related to franchised operations were $56,147, $52,761 and $51,054 in 2025, 2024 and 2023, respectively.
Accounting for income taxes
Accounting for income taxes

The Company records deferred income taxes using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. The guidance requires companies to set up a valuation allowance for that component of net deferred tax assets which does not meet the more likely than not criterion for realization.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company is regularly audited by tax authorities, and tax assessments may arise several years after tax returns have been filed. Accordingly, tax liabilities are recorded when, in management’s judgment, an uncertain tax position does not meet the more likely than not threshold for recognition. For tax positions that meet the more likely than not threshold, a tax liability may be recorded depending on management’s assessment of how the tax position will ultimately be settled. The Company records interest and penalties on unrecognized tax benefits in the provision for income taxes.

Accounts payable outsourcing
Accounts payable outsourcing
In the ordinary course of business, the Company looks to obtain extended payment terms during the negotiation process with suppliers, which payment terms can vary from 15 days to up to 180 days after the invoice date. In this context, the Company offers its suppliers access to an accounts payable services arrangement provided by third party financial institutions. Independent from the Company, the financial institutions offer suppliers to voluntarily sell their receivables to them in an arrangement separately negotiated by the supplier and the financial institution. This service also allows the Company’s suppliers to view its scheduled payments online, enabling them to better manage their cash flow and reduce payment processing costs. The Company’s responsibility is limited to making payment on the original due dates of the invoice negotiated with the supplier, regardless of whether the supplier sells its receivable. The Company is not permitted to remit payment to the financial institution or the supplier on a date later than the original due date of the invoice under any circumstances. The payment terms and purchase price of the original invoice do not change once the supplier elects to participate. Those payment terms vary from 45 days to up to 180 days after the invoice date. The Company has no economic interest in the sale of these receivables and no direct relationship with the financial institutions concerning the sale of receivables. As a result, the Company does not pay any fee to the financial institutions for purchasing the suppliers' receivables and it does not receive any fee, commission, refund or discount from the financial institutions for the accounts payable services arrangement. The Company retains the right to all early pay discounts offered by suppliers if they do not sell their receivables.
Share-based compensation
Share-based compensation
The Company recognizes compensation expense related to the share-based compensation on a straight-line basis over the requisite service period. As a consequence, when the award includes multiple vesting periods, it is considered as multiple awards. The accrued liability is remeasured at the end of each reporting period until settlement.
Derivative instruments
Derivative instruments
The Company utilizes certain derivative instruments to manage its interest rate and foreign currency rate exposures. The counterparties to these instruments generally are major financial institutions. The Company does not hold or issue derivative instruments for trading purposes. In entering into these contracts, the Company assumes the risk that might arise from the possible inability of counterparties to meet the terms of their contracts. The Company does not expect any losses as a result of counterparty defaults. All derivatives are recognized as either assets or liabilities in the balance sheets and are measured at fair value. Additionally, the fair value adjustments will affect either other comprehensive income (loss) or net income depending on whether the derivative instrument qualifies as a hedge for accounting purposes and, if so, the nature of the hedging activity. For those instruments that qualify for hedge accounting, the Company documents its risk management objective and strategy for undertaking hedging transactions, as well as all relationships between hedging instruments and hedged items.
Leases
Leases

The Company leases locations through ground leases (the Company leases the land and owns the building) and through improved leases (the Company leases land and buildings). The operating leases are mainly related to restaurant and dessert center locations. The average lease term is 19 years and, in many cases, include renewal options provided by the agreement or government’s regulations, that are reasonably certain to be exercised. Typically, renewal options are considered reasonably assured of being exercised if the associated asset lives of the building or leasehold improvements exceed the initial lease term, and the sales performance of the restaurant remains strong. Therefore, their associated payments are included in the measurement of the right-of-use asset and lease liability. Although certain leases contain purchase options, it is deemed not to be reasonably certain that the Company will exercise them. In addition, many agreements include escalation amounts that vary by reporting unit, for example, including fixed-rent escalations, escalations based on an inflation index, and fair value adjustments. According to rental terms, the Company pays monthly rent based on the greater of a fixed rent or a certain percentage of the Company’s gross sales. The lease agreements do not contain any material residual value guarantees or material restrictive covenants. In addition, the Company is the lessee under non-cancelable leases covering certain offices and warehouses.

Lease right of use assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represents the Company’s obligation to make lease payments arising from the lease. Lease right of use assets and operating lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term.

The right-of-use assets and lease liabilities are recognized using the present value of the remaining future minimum lease payments discounted by the Company’s incremental borrowing rate. The Company has elected not to separate non-lease components from lease components in its lessee portfolio. For most locations, the Company is obliged for the related occupancy costs, such as maintenance. The Company has certain leases subject to index adjustments. The inflation index rate is only used to calculate the lease liability when a lease modification occurs.

Severance payments
Severance payments

Under certain laws and labor agreements of the countries in which the Company operates, the Company is required to make minimum severance payments to employees who are dismissed without cause and employees leaving their employment in certain other circumstances. The Company accrues severance costs if they relate to services already rendered, are related to rights that accumulate or vest, are probable of payment and can be reasonably estimated. Otherwise, severance payments are expensed as incurred.

Provision for contingencies
Provision for contingencies

The Company accrues liabilities when it is probable that future costs will be incurred and such costs can be reasonably estimated. Such accruals are based on developments to date, the Company’s estimates of the outcomes of these matters and the Company’s lawyers’ experience in contesting, litigating and settling other matters. As the scope of the liabilities becomes better defined, there may be changes in the estimates of future costs.
The Company assesses the likelihood of any adverse judgments or outcomes on its tax positions, including income tax and other taxes, based on the technical merits of a tax position derived from authorities such as legislation and statutes, legislative intent, regulations, rulings and case law and their applicability to the facts and circumstances of the tax position.
Comprehensive income
Comprehensive income

Comprehensive income includes net income as currently reported under generally accepted accounting principles and also includes the impact of other events and circumstances from non-owner sources which are recorded as a separate component of shareholders’ equity. The Company reports foreign currency translation, unrealized results on cash flow hedges, as well as securities available for sale as components of comprehensive income.

Equity method investments
Equity method investments

The Company utilizes the equity method to account for investments in companies when it provides the ability to exercise significant influence over operating and financial policies of the investee. Consolidated net income includes the Company’s proportionate share of the net income or loss of these companies. Company’s judgment regarding the level of influence over each equity method investee includes considering key factors such as our ownership interest, representation on the board of directors, participation in policy-making decisions, other commercial arrangements and material intercompany transactions.

Recent accounting pronouncements
Recent accounting pronouncements

Income Taxes

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. The pronouncement expands the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. This standard was adopted prospectively by the Company.

Income Statement Expenses - Disaggregation

In November 2024, the Financial Accounting Standards Board issued Accounting Standards Update ASU No. 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The pronouncement expands the disclosure requirements for expenses, specifically by providing more detailed information about the types of expenses in commonly presented expense captions. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Company is currently in the process of determining the impact that ASU 2024-03 will have on the Company's consolidated financial statements.
Credit Losses

In July 2025, the Financial Accounting Standards Board issued Accounting Standards Update ASU No. 2025-05, Credit Losses (Topic 326): “Measurement of Credit Losses for Accounts Receivable and Contract Assets”. The pronouncement provides a practical expedient that all entities can use when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606. It also applies when assets are acquired in transactions accounted for under ASC 805, Business Combinations. The amendments in this ASU are effective for all entities for annual reporting periods beginning after 15 December 2025 and interim reporting periods within those annual reporting periods. The Company does not expect to have a material impact by the adoption of the ASU 2025-05 on the Company’s consolidated financial statements.

Internal-use Software

In September 2025, the Financial Accounting Standards Board issued Accounting Standards Update ASU No. 2025-06, which clarifies and modernizes the accounting for costs related to internal-use software in Accounting Standards Codification (ASC) 350-40, “Intangibles — Goodwill and Other — Internal-Use Software”. The pronouncement removes all references to project stages throughout ASC 350-40 and clarifies the threshold entities apply to begin capitalizing costs. ASU 2025-06 is effective for fiscal years beginning after 15 December 2027, and interim periods within those fiscal years. Entities may apply the guidance using a prospective, retrospective or modified transition approach. Early adoption is permitted. The Company is currently in the process of determining the impact that ASU 2025-06 will have on the Company’s consolidated financial statements.

Interim Reporting

In December 2025, the Financial Accounting Standards Board issued Accounting Standards Update ASU No. 2025-11, which clarifies the guidance in Accounting Standards Codification ASC 270, “Interim Reporting”, and creates a comprehensive list of interim disclosures in ASC 270 that are required in interim financial statements and the accompanying notes under US GAAP. ASU 2025-11 is effective for interim periods beginning after 15 December 2027. Early adoption is permitted. The Company is currently in the process of determining the impact that ASU 2025-11 will have on the Company’s consolidated interim condensed financial statements.

No other new accounting pronouncement issued or effective during the fiscal year had or is expected to have a material impact on the Company’s consolidated financial statements.

Disclosures about fair value of financial instruments	Disclosures about fair value of financial instruments
As defined in ASC 820 Fair Value Measurement and Disclosures, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The transaction is based on a hypothetical transaction in the principal or most advantageous market considered from the perspective of the market participant that holds the asset or owes the liability. The valuation techniques that can be used under this guidance are the market approach, income approach or cost approach. The market approach uses prices and other information for market transactions involving identical or comparable assets or liabilities, such as matrix pricing. The income approach uses valuation techniques to convert future amounts to a single discounted present amount based on current market conditions about those future amounts, such as present value techniques, option pricing models (e.g. Black-Scholes model) and binomial models (e.g. Monte-Carlo model). The cost approach is based on current replacement cost to replace an asset.

The Company utilizes market data or assumptions that market participants who are independent, knowledgeable and willing and able to transact would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable. The Company attempts to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company is able to classify fair value balances based on the observance of those inputs. The guidance establishes a formal fair value hierarchy based on the inputs used to measure fair value. The hierarchy gives the highest priority to level 1 measurements and the lowest priority to level 3 measurements, and accordingly, level 1 measurement should be used whenever possible.

The three levels of the fair value hierarchy as defined by the guidance are as follows:

Level 1 inputs: Valuations utilizing quoted, unadjusted prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2 inputs: Valuations utilizing quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly for substantially the full term of the asset or liability.

Financial instruments that are valued using models or other valuation methodologies are included. Models used should primarily be industry-standard models that consider various assumptions and economic measures, such as interest rates, yield curves, time value, volatilities, contract terms, current market prices, credit risk or other market-corroborated inputs. Examples include most over-the-counter derivatives (non-exchange traded), physical commodities, most structured notes and municipal and corporate bonds.

Level 3 inputs: Valuations utilizing significant unobservable inputs provides the least objective evidence of fair value and requires a significant degree of judgment. Inputs may be used with internally developed methodologies and should reflect an entity’s assumptions using the best information available about the assumptions that market participants would use in pricing an asset or liability.

As of December 31, 2025, and December 31, 2024, the Company had not changed the methodology, nor the assumptions used to estimate the fair value of the financial instruments.

There were no transfers to and from Levels 1, 2 and 3 during the year ended December 31, 2025 and 2024.
Depending on the particular asset or liability, input availability can vary depending on factors such as product type, longevity of a product in the market and other particular transaction conditions. In some cases, certain inputs used to measure fair value may be categorized into different levels of the fair value hierarchy. For disclosure purposes under this guidance, the lowest level that contains significant inputs used in valuation should be chosen. Pursuant to ASC 820-10-50, the Company has classified its assets and liabilities into these levels depending upon the data relied on to determine the fair values. The fair values of the Company’s derivatives are valued based upon quotes obtained from counterparties to the agreements and are designated as Level 2.